PGIM Floating Rate Income Fund Average Annual Total Returns	12 Months Ended				60 Months Ended				101 Months Ended		120 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	[2]	Dec. 31, 2025		Dec. 31, 2024	[2]	Dec. 31, 2024	[2],[3]	Dec. 31, 2025		Dec. 31, 2024	[2]
Bloomberg US Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	[1]	7.30%		(0.36%)	[1]	(0.36%)		1.51%		2.01%	[1]	2.01%
S&P UBS Leveraged Loan Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.94%				6.37%						5.78%
A
Prospectus [Line Items]
Average Annual Return, Percent	2.98%				5.35%						5.09%
C
Prospectus [Line Items]
Average Annual Return, Percent	3.70%				5.05%						4.56%
Z
Prospectus [Line Items]
Average Annual Return, Percent	5.62%				6.10%						5.59%
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.54%				3.16%						3.01%
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.40%				3.41%						3.15%
R6
Prospectus [Line Items]
Average Annual Return, Percent	5.67%				6.15%						5.65%

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[2]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[3]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date for Class R6 shares.